James Doolin
                      President, Hangman Productions, Inc.
                            1223 Wilshire Blvd. #912
                             Santa Monica, CA 90403

                                        TELEPHONE: (310) 795-0252
                                        FACSIMILE: (702) 989-1154

November 29, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0305


Re: Fourth  amendment to the  Registration  Statement on Form 10SB12G of Hangman
    Productions, Inc., a Utah corporation (the "Company")

    Commission File No. 000-50892

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to a phone conversation with Mr. Patrick Kuhn of the Securities and Exchance Commission dated November 26, 2004.

     1. The Statements of Cash Flows and Note 5 of the Audited Financial Statements have been revised to include the following information:

     On September 3, 2003, the Company's directors approved and granted a loan in the amount of $8,000 to the Company's President and director, James Doolin. The loan was unsecured, carried no interest and was payable on demand. The loan was fully repaid on September 19, 2003.

     On December 8, 2003, the Company's directors approved and granted a loan in the amount of $10,500 to the Company's President and director, James Doolin. The loan was unsecured, carried no interest and was payable on demand. The loan was fully repaid on December 30, 2003.

     Other than during the year ended December 31, 2003 the Company has not loaned money to an officer, director or shareholder of the Company. Furthermore, there have been no other transactions between members of management, nominees to become a director or executive officer, 10% stockholders, or promoters or persons who may be deemed to be parents of the Company with the exception of securities purchased in the Company's offerings by the Company's executive officers.

                                           Sincerely yours,

                                            /S/JAMES DOOLIN
                                            James Doolin
                                            President, Hangman Productions, Inc.